Operating Segments	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Operating Segments

Note 10 - Operating Segments

The basis of segmentation and the measurement basis for the segment profit or loss are the same as that presented in Note 22 regarding operating segments in the annual financial statements. Segment assets consist of current assets, fixed assets and intangible assets, as included in reports provided regularly to the chief operating decision maker.

	Italy	Spain			USA	Netherlands	Israel
	Solar	Subsidized Solar Plants	28 MW Solar	Talasol Solar	Solar	Biogas	Dorad	Manara Pumped Storage	Total reportable segments	Reconciliations	Total consolidated
	For the six months ended June 30, 2025
	€ in thousands
Revenues	2,557	1,489	627	8,392	125	6,945	28,086	-	48,221	(28,085)	20,136
Operating expenses	(231)	(212)	(295)	(2,270)	(41)	(6,157)	(22,047)	-	(31,253)	22,047	(9,206)
Depreciation expenses	(451)	(458)	(505)	(5,679)	-	(1,359)	(2,454)	-	(10,906)	2,418	(8,488)
Gross profit (loss)	1,875	819	(173)	443	84	(571)	3,585	-	6,062	(3,620)	2,442

Project development costs											(2,870)
General and administrative expenses											(3,384)
Share of profits of equity accounted investee											12
Other income, net											1,431
Operating profit (loss)											(2,369)
Financing income											7,051
Financing income in connection
with derivatives and warrants, net											439
Financing expenses											(8,468)
Loss before taxes on Income											(3,347)

Segment assets as at June 30, 2025	99,231	12,712	18,668	215,216	60,026	31,564	104,648	184,393	726,458	2,856	729,314
	Italy	Spain			USA	Netherlands	Israel
	Solar	Subsidized Solar Plants	28 MW Solar	Talasol Solar	Solar	Biogas	Dorad	Manara Pumped Storage	Solar*	Total reportable segments	Reconciliations	Total consolidated
	For the six months ended June 30, 2024
	€ in thousands
Revenues	529	1,423	513	8,973	-	8,018	29,803	-	278	49,537	(30,081)	19,456
Operating expenses	-	(273)	(337)	(2,252)	-	(6,661)	(22,088)	-	(142)	(31,753)	22,230	(9,523)
Depreciation expenses	(1)	(460)	(587)	(5,741)	-	(1,442)	(2,716)	-	(48)	(10,995)	2,764	(8,231)
Gross profit (loss)	528	690	(411)	980	-	(85)	4,999	-	88	6,789	(5,087)	1,702

Adjusted gross profit (loss)	528	690	(411)	980	-	(85)	4,999	-	317 [1]	7,018	(5,316)	1,702
Project development costs												(2,281)
General and administrative expenses												(3,034)
Share of profits of equity accounted investee												1,809
Operating profit (loss)												(1,804)
Financing income												2,424
Financing income in connection
with derivatives and warrants, net												2,852
Financing expenses												(7,886)
Loss before taxes on Income												(4,414)

Segment assets as at June 30, 2024	50,898	12,828	19,345	224,778	38,794	31,411	98,481	176,865	-	653,400	(18,618)	634,782

*	The results of the Talmei Yosef solar plant, which was sold by the Company in June 2024, are presented as a discontinued operation.

[1]	The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €1,264 thousand) and depreciation expenses (approximately €757 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
	Italy	Spain			USA	Netherlands	Israel
	Solar	Subsidized Solar Plants	28 MW Solar	Talasol Solar	Solar	Biogas	Dorad	Manara Pumped Storage	Solar*	Total reportable segments	Reconciliations	Total consolidated
	For the year ended December 31, 2024
	€ in thousands
Revenues	2,293	2,974	1,741	18,365	-	15,094	67,084	-	278	107,829	(67,362)	40,467
Operating expenses	(109)	(519)	(593)	(4,695)	-	(13,887)	(50,065)	-	(142)	(70,010)	50,207	(19,803)
Depreciation and amortization expenses	(89)	(919)	(1,088)	(11,453)	-	(2,316)	(2,489)	-	(48)	(18,402)	2,515	(15,887)
Gross profit (loss)	2,095	1,536	60	2,217	-	(1,109)	14,530	-	88	19,417	(14,640)	4,777

Adjusted gross profit (loss)	2,095	1,536	60	2,217	-	(1,109)	14,530	-	317	19,646	(14,869)	4,777
Project development costs												(4,101)
General and administrative expenses												(6,063)
Share of income of equity accounted investee												11,062
Other income, net												3,409
Operating profit												9,084
Financing income												2,495
Financing income in connection with derivatives and warrants, net												1,140

Financing expenses, net												(23,286)
Profit before taxes on income												(10,567)

Segment assets as at December 31, 2024	67,546	12,633	19,403	225,452	55,564	32,360	109,579	186,333	-	708,870	(31,613)	677,257

*	The results of the Talmei Yosef solar plant, which was sold by the Company in June 2024, are presented as a discontinued operation and the plant was sold in June 2024. The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €1,264 thousand) and depreciation expenses (approximately €757 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.